Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis Of Income And Expense [line items]
Employees' compensation	$ 155,398	$ 5,057	$ 121,935
Remuneration to directors	$ 248,637	$ 8,091	195,095
Resolved by the board of directors [member]
Analysis Of Income And Expense [line items]
Employees' compensation			122,000	$ 54,909
Remuneration to directors			194,000	109,000
Recognized in the consolidated financial statements [member]
Analysis Of Income And Expense [line items]
Employees' compensation			121,935	54,909
Remuneration to directors			$ 195,095	$ 109,818